Related Party Transactions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 13-Related Party Transactions
On February 25, 2022, Angion entered into a Separation Agreement with Itzhak D. Goldberg, M.D., who formerly served as Executive Chairman and Chief Scientific Officer and currently serves as a director and Chairman Emeritus on its board of directors. Pursuant to the terms of the Separation Agreement, Dr. Goldberg will receive severance benefits of approximately $1.1 million. Under the 2015 Plan and 2021 Plan, Dr. Goldberg has vested his PSUs and stock options and will have the right to exercise vested stock options, so long as he remains in continuous service with Angion as a director on the board of directors or otherwise.
On March 1, 2022, Angion entered into a Separation Agreement with Elisha Goldberg, former employee and son of Itzhak D. Goldberg, M.D. Pursuant to the terms of the Separation Agreement, Mr. Goldberg will receive severance benefits of approximately $0.5 million. Mr. Goldberg will also have the right to exercise vested stock options he may have received under the 2015 Plan or 2021 Plan until December 31, 2022, which extended the exercise period by 11 months.
Ohr Investment
In a series of investments in November 2013 and July 2017, Angion invested a total of $150,000 to acquire a membership interest in Ohr Cosmetics, LLC (“Ohr”), an affiliated company.
Angion owns, and the family of the Angion’s Chairman Emeritus owns, approximately 2.4% and 81.3%, respectively, of the membership interests in Ohr. The Chairman Emeritus’ son is the manager of Ohr.
In November 2013, Angion granted Ohr an exclusive worldwide license, with the right to sublicense, under Angion’s patent rights covering one of Angion’s CYP26 inhibitors, ANG-3522, for the use in treating conditions of the skin or hair. Sublicensees may not grant further sublicenses under Angion’s patent rights other than to affiliates of such sublicensees and entities with which sublicensees are collaborating for the research, development, manufacture and commercialization of the products. Ohr will pay Angion a royalty at a rate in the low single digits on gross revenue of products incorporating ANG-3522, and milestone payments potentially totaling up to $9.0 million based on achievement of sales milestones. Royalties and milestone payments will be paid until the later of 15 years from the first commercial sale of a licensed product or the last to expire licensed patent rights. The royalty rate is subject to adjustments under certain circumstances. Angion believes the Ohr License was made on terms no less favorable to Angion than those Angion could obtain from unaffiliated third parties.
No revenue from this license agreement was recognized for the periods presented.
NovaPark Investment and Lease
As of September 30, 2022, Angion had a 10% interest in NovaPark. Members of Angion’s Chairman Emeritus’ immediate family own a majority of the membership interests of NovaPark. Angion accounts for its aggregate 10% investment in NovaPark under the equity method.
The following table provides the activity for the NovaPark investment for the three and nine months ended September 30, 2022 and 2021 (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Beginning balance	$715	$693	$573	$672
Earnings from equity method investment	9	31	151	76
Distribution from NovaPark	—	(12)	—	(36)
Ending balance	$724	$712	$724	$712
Angion rents office and laboratory space in Uniondale, New York from NovaPark under a lease expiring June 20, 2026. Angion recorded rent expense for fixed lease payments of $0.3 million in each of the three months ended September 30, 2022 and 2021 and $0.9 million in each of the nine months ended September 30, 2022 and 2021. Angion recorded rent expense for variable expenses related to the lease of $0.1 million in each of the three months ended September 30, 2022 and 2021 and $0.3 million in each of the nine months ended September 30, 2022 and 2021. See Note 9.
Convertible Notes
In connection with the IPO in February 2021, Victor Ganzi, Gilbert Omenn and Karen Wilson, directors of Angion, and Raj Venkatesan, brother of the Chief Executive Officer and director of Angion, converted all their outstanding convertible notes into an aggregate of 149,500 shares of common stock with a conversion price of $11.57. As of September 30, 2022, there were no convertible notes outstanding.
Series C Convertible Preferred Stock
In connection with the IPO in February 2021, Jay Venkatesan, M.D., the Chief Executive Officer and director of Angion converted all his outstanding preferred stock into an aggregate of 165,094 shares of common stock with a conversion price of $11.57 per share. As of September 30, 2022, there were no shares of convertible preferred stock outstanding.
Consultant Fees
Angion paid consulting fees under an agreement with the wife of Angion’s Chairman Emeritus for management services. Consultant fees paid to the wife were immaterial in each of the three and nine months ended September 30, 2022 and 2021. This consultant agreement was terminated in February 2022.
Other
Dr. Michael Yamin, a former member of the board of directors of Angion, is a Scientific Advisor for Pearl Cohen Zedek Latzer Baratz LLP (Pearl Cohen). During the each of the three and nine months ended September 30, 2022 and 2021, Angion paid Pearl Cohen an immaterial amount in legal fees, respectively.
In January 2018, Angion also entered into a consulting agreement with Dr. Yamin pursuant to which he agreed to provide consulting services to Angion in the areas of biomedical research and development. Consultant fees paid to Dr. Yamin were immaterial in in each of the three and nine months ended September 30, 2022 and 2021. Dr. Yamin resigned from Angion’s board of directors in March 2020. Dr. Yamin’s resignation was not due to any disagreement with Angion, the board or management of Angion.

Note 15-Related Party Transactions
Ohr Investment
In a series of investments in November 2013 and July 2017, Angion invested a total of $150,000 to acquire a membership interest in Ohr Cosmetics, LLC (“Ohr”), an affiliated company.
Angion owns and the family of Angion’s director and Chairman Emeritus owns approximately 2.4% and 80.6%, respectively, of the membership interests in Ohr. Angion’s Chief Executive Officer also owns approximately 0.80% of the membership interests in Ohr. The Chairman Emeritus’s son is the manager of Ohr.
In November 2013, Angion granted Ohr an exclusive worldwide license, with the right to sublicense, under Angion’s patent rights covering one of its CYP26 inhibitors, ANG-3522, for the use in treating conditions of the skin or hair. Sublicensees may not grant further sublicenses under Angion’s patent rights other than to affiliates of such sublicensees and entities with which sublicensees are collaborating for the research, development, manufacture and commercialization of the products. Ohr will pay Angion a royalty at a rate in the low single digits on gross revenue of products incorporating ANG-3522, and milestone payments potentially totaling up to $9.0 million based on achievement of sales milestones. Royalties and milestone payments will be paid until the later of 15 years from the first commercial sale of a licensed product or the last to expire licensed patent rights. The royalty rate is subject to adjustments under certain circumstances. Angion believes that the Ohr License was made on terms no less favorable to Angion than those that Angion could obtain from unaffiliated third parties.
No revenue from this license agreement was recognized for the years presented.
NovaPark Investment and Lease
As of December 31, 2021, Angion had a 10% interest in NovaPark. Members of Angion’s director and Chairman Emeritus’s ‘s immediate family own a majority of the membership interests of NovaPark. Angion accounts for its aggregate 10% investment in NovaPark under the equity method. The following table provides the activity for the NovaPark investment for the years ended December 31, 2021 and 2020 (in thousands):
	Year Ended December 31,
	2021	2020
Beginning balance	$672	$849
Losses of equity method investment	(96)	(71)
Distribution from NovaPark	(3)	(106)
Ending balance	$573	$672
Angion rents office and laboratory space in Uniondale, New York from NovaPark under a lease that expires June 20, 2026. Angion recorded rent expense for fixed lease payments of $1.1 million and $1.0 million for the years ended December 31, 2021 and 2020, respectively. Angion recorded rent expense for variable expenses related to the lease of $0.5 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively. See Note 11.
Convertible Notes
In connection with the IPO in February 2021, Victor Ganzi, Gilbert Omenn and Karen Wilson, directors of Angion, and Raj Venkatesan, brother of the Chief Executive Officer and director of Angion, converted all their outstanding convertible notes into an aggregate of 149,500 shares of common stock with a conversion price of $11.57. As of December 31, 2021, there were no convertible notes outstanding.
Series C Convertible Preferred Stock
In connection with the IPO in February 2021, Jay Venkatesan, M.D., the President and Chief Executive Officer and director of Angion converted all his outstanding preferred stock into an aggregate of 165,094 shares of common stock with a conversion price of $11.57 per share. As of December 31, 2021, there were no shares of convertible preferred stock outstanding.
Consultant Fees
Angion paid consulting fees under an agreement with the wife of the director and Chairman Emeritus of Angion for management services. Consultant fees paid to the wife were approximately zero and $0.1 million in the years ended December 31, 2021 and 2020, respectively. This consultant agreement was terminated in February 2022.
Other
Dr. Michael Yamin, a former member of the Board of Directors of Angion, is a Scientific Advisor for Pearl Cohen Zedek Latzer Baratz LLP (Pearl Cohen). In the years ended December 31, 2021 and 2020, Angion paid Pearl Cohen $3.9 thousand and $0.1 million in legal fees, respectively.
In January 2018, Angion also entered into a consulting agreement with Dr. Yamin pursuant to which he agreed to provide consulting services to Angion in the areas of biomedical research and development. Pursuant to the terms of the consulting agreement, Dr. Yamin, in his capacity as a consultant, received $0.1 million during each of the years ended December 31, 2021 and 2020. Dr. Yamin resigned from Angion’s Board of Directors in March 2020. Dr. Yamin’s resignation was not due to any disagreement with Angion, the Board or management of Angion.